Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Depreciation [Line Items]
Depreciation of property, plant and equipment	$ 123,950	$ 110,072	$ 90,980
Capitalized costs for oil stock variation	281	2,212	(1,333)
Depreciation of right of use assets	6,428	8,650	7,045
Depreciation Total	130,659	120,934	96,692
Oil and gas properties [Member]
Disclosure Of Depreciation [Line Items]
Depreciation of property, plant and equipment	109,093	95,369	76,720
Production facilities and machinery [Member]
Disclosure Of Depreciation [Line Items]
Depreciation of property, plant and equipment	13,116	12,896	12,244
Depreciation of right of use assets	5,156	7,858	6,057
Buildings and improvements
Disclosure Of Depreciation [Line Items]
Depreciation of property, plant and equipment	191	503	672
Depreciation of right of use assets	1,272	792	988
Furniture, equipment and vehicles [Member]
Disclosure Of Depreciation [Line Items]
Depreciation of property, plant and equipment	1,550	1,304	1,344
IFRS Productive Assets [Member]
Disclosure Of Depreciation [Line Items]
Depreciation Total	127,646	118,335	93,688
Administrative assets [Member]
Disclosure Of Depreciation [Line Items]
Depreciation Total	$ 3,013	$ 2,599	$ 3,004